Loans and Borrowings - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Sep. 27, 2019	Jun. 30, 2019	Apr. 11, 2019	Oct. 04, 2018	Jan. 03, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Loans And Borrowings [Line Items]
Borrowings						$ 43,461	$ 264,049	$ 214,559
Proceeds from borrowings							189,661	192,000
Debt fair value							406,521	281,720
Deferred tax expense							(112)	1,867
Sandstorm Debenture [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate						5.00%
Terms of conversion						The number of common shares to be issued is determined based on the principal and interest to be repaid divided by the higher of C$4.50 per share and the 20-day volume weighted average Canadian dollar trading price of the Company’s common shares (the “Conversion Price”) provided that Sandstorm owns less than 20% of the outstanding common shares of the Company after such share issuance.
Repayment of borrowings		$ 9,900
Effective interest rate used						11.45%
Gain loss on settlement					$ 1,300
Debentures issued						$ 30,000
Principal annual repayments						$ 10,000
Number of shares issued on conversion		2,227,835
Interest accrued					3,900
Principal and accrued interest		$ 10,500
Repayments of principal		9,000
Fair value of equity component					15,500
Gain loss on extinguishment of debt		$ 300
Sandstorm Debenture [Member] | Ross Beaty [Member]
Disclosure Of Loans And Borrowings [Line Items]
Debentures issued					15,000
Conversion amount of debt to equity					$ 15,000
Sandstorm Debenture [Member] | Ross Beaty [Member] | Common Gold Shares [Member]
Disclosure Of Loans And Borrowings [Line Items]
Number of shares issued on conversion					3,703,703
Revolving Credit Facility [member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings			$ 130,000				116,625	97,858
Current borrowing capacity			100,000
Remaining borrowing capacity			$ 30,000
Interest rate subject to reference rate			LIBOR plus 2.5% to 4%
Transaction costs expensed			$ 200
Proceeds from borrowings	$ 20,000						$ 20,000
Effective interest rate used							6.30%
Transaction costs incurred			1,000
Transaction costs capitalised			$ 800
Revolving Credit Facility [member] | Future forecast [member]
Disclosure Of Loans And Borrowings [Line Items]
Reduction in borrowings									$ 40,000	$ 40,000
Revolving Credit Facility [member] | Bottom of range [member]
Disclosure Of Loans And Borrowings [Line Items]
Percentage interest rate added to reference rate			2.50%
Revolving Credit Facility [member] | Top of range [member]
Disclosure Of Loans And Borrowings [Line Items]
Percentage interest rate added to reference rate			4.00%
Short-term Loan [Member]
Disclosure Of Loans And Borrowings [Line Items]
Proceeds from borrowings			$ 20,000
Interest rate			8.00%
Gain loss on settlement	$ 200
Standby Loan [member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings							$ 12,000	11,803
Proceeds from borrowings								12,000
Interest rate				8.00%
Transaction costs capitalised				$ 200
Maximum capacity				$ 12,000
Percentage of drawdown fee				1.00%
Percentage of standby fee				1.00%
Effective Interest Rate				9.70%
Standby Loan [member] | Receivables [Member]
Disclosure Of Loans And Borrowings [Line Items]
Security for borrowings							12,000
Convertible Notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings							$ 125,850
Proceeds from borrowings			$ 139,700
Interest rate			5.00%
Terms of conversion			The Notes mature on April 12, 2024 and bear interest at a fixed rate of 5% per year payable quarterly in arrears. The Notes are convertible at the holder's option into common shares of the Company at a fixed conversion price of US$5.25 per share. Holders may exercise their conversion option at any time, provided that the holder owns less than 20% of the outstanding common shares of the Company. On or after October 11, 2022, the Company has a call right that may be exercised if the 90-day volume weighted average price ("VWAP") of the Company's shares exceeds US$6.825 for a period of 30 consecutive days. If the call right is exercised, the holders would be required to either (i) exercise the conversion option on the remaining principal outstanding or (ii) demand cash payment from the Company subject to a predetermined formula based on the conversion price of US$5.25 per share and the Company's share price at the time of redemption.
Debt fair value			$ 126,800
Conversion price			$ 5.25
Threshold percentage of common shares			20.00%
Minimum share price			$ 6.825
Borrowings repayment period			5 years
Effective discount rate used			7.50%
Residual value Net			$ 10,500
Residual value Gross			12,800
Deferred tax expense			$ 2,300
Effective interest rate used			7.70%
Transaction costs incurred			$ 3,200
Transaction costs capitalised			2,900
Transaction costs allocated to equity			300
Convertible Notes [Member] | Mubadala Investment Company [Member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings			130,000
Convertible Notes [Member] | Pacific Road Resources Fund [Member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings			9,700
Sprott Facility [Member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings								$ 18,249
Repayment of borrowings			116,900
Gain loss on settlement			13,300
Production Payment Liability [Member]
Disclosure Of Loans And Borrowings [Line Items]
Gain loss on settlement			600
Mesquite acquisition [Member]
Disclosure Of Loans And Borrowings [Line Items]
Borrowings acquired from Acquiree			100,000
Mesquite acquisition [Member] | Revolving Credit Facility [member]
Disclosure Of Loans And Borrowings [Line Items]
Gain loss on modification			$ 900